Resolution Of Remaining Chapter 11 Disputed Claims (Changes In The Remaining Net Disputed Claims Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Escrow for payment of remaining net disputed claims	$ 291	$ 320
Balance at December 31, 2011	848
Interest accrued	27
Less: supplier settlements	(33)
Balance at December 31, 2012	842
Interest payable on disputed claims	685
Pacific Gas And Electric Company [Member]
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Remaining disputed claims	157
CAISO And PX [Member]
Resolution Of Remaining Chapter Eleven Disputed Claims [Line Items]
Carrying amounts due from CAISO and PX as of the balance sheet date for disputed claims related to the Chapter 11 Filing		$ 494